CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues	$ 33,823	$ 36,707	$ 34,794
Cost of revenues	(26,926)	(28,969)	(28,787)
Gross profit	6,897	7,738	6,007
Operating expenses:
Research and development, net	(78)	(2)	(16)
Selling, general and administrative	(4,870)	(4,704)	(4,604)
Operating income	1,949	3,032	1,387
Financial expenses, net	(488)	(337)	(440)
Other income (expenses), net	41	(16)	923
Income before income taxes	1,502	2,679	1,870
Income tax benefit (expenses), net	3,537	(71)	(77)
Net income	5,039	2,608	1,793
Other comprehensive income:
Foreign currency translation adjustments	563	674	139
Total comprehensive income	$ 5,602	$ 3,282	$ 1,932
Basic and diluted income per ordinary share attributable to Eltek Ltd. shareholders	$ 0.86	$ 0.58	$ 0.48